CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Aug. 31, 2020	Aug. 31, 2019
Revenues:
Total Revenue	$ 940,491	$ 19,750	$ 970,717	$ 29,753	$ 27,004	$ 0
Cost of Goods Sold	729,589	16,788	737,542	19,688	24,521	0
Gross Profit	210,902	2,962	233,175	10,065	2,483	0
Operating Expenses:
Advertising fees	16,234	80,705	66,758	96,399	213,302	1,155
Consulting services	34,500	631,950	286,551	735,495	2,033,801	59,865
Professional fees	235,521	355,692	415,416	637,806	717,548	102,765
General and administrative expense	420,649	170,303	817,141	553,658	661,724	386,133
Total Operating Expenses	706,904	1,238,650	1,585,866	2,023,358	3,626,375	549,918
Operating Loss	(496,002)	(1,235,688)	(1,352,691)	(2,013,293)	(3,623,892)	(549,918)
Other Income (Expense)
Interest expense	(3,630,290)	(283,448)	(6,336,773)	(836,901)	(1,422,469)	(7,827)
Gain on Debt Cancellation	0	50,747	0	50,747	45,745	168,048
Changes in Fair Value of Derivative Liabilities	1,410,329	(1,280,180)	2,719,241	(1,096,755)	111,268	0
Uncollectible Note Receivable					(40,000)	0
Other Income	0	0	1,642	0	0	100
Equity method loss	0	0	(211,376)	0
Total Other Income (Expense)	(2,219,961)	(1,512,881)	(3,827,266)	(1,882,909)	(1,305,456)	160,321
Net Loss	(2,715,963)	(2,748,569)	(5,179,957)	(3,896,202)	(4,929,348)	(389,597)
Net loss attributable to noncontrolling interest	(92,318)	0	(92,318)	0
Net loss attributable to Cannabis Global, Inc.	$ (2,808,281)	$ (2,748,569)	$ (5,272,275)	$ (3,896,202)	$ (4,929,348)	$ (389,597)
Basic & Diluted Loss per Common Share	$ (0.04)	$ (0.22)	$ (0.11)	$ (0.31)	$ (0.29)	$ (0.03)
Weighted Average Common Shares Outstanding	68,325,203	12,549,491	49,661,819	12,549,491	17,101,743	12,261,293
Product Sales [Member]
Revenues:
Total Revenue	$ 940,491	$ 19,750	$ 970,717	$ 24,753	$ 27,004	$ 0
Consulting Revenue Related Party Member
Revenues:
Total Revenue	$ 0	$ 0	$ 0	$ 5,000